DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2017
Effect of derivative financial instrument on the consolidated statements of comprehensive (loss) income
Amount of gain (loss) recognized on derivative in Other Comprehensive Income	$ (1,695,000)	$ (83,000)	$ (37,000)
Gain or loss recognized related to hedge ineffectiveness	0	0	0
Gain or loss recognized related to amounts excluded from effectiveness testing	0	0	0
Collateral posted	0
Credit-risk-related Contingent Features
Fair value of the derivative in a net liability position	1,732,000
Termination value to settlement of obligations	1,732,000
Interest Expense
Effect of derivative financial instrument on the consolidated statements of comprehensive (loss) income
Amount of (loss) reclassified from Accumulated Other Comprehensive Income into Interest Expense	(150,000)	(33,000)	$ (36,000)
Other Assets
Fair value of derivative financial instruments
Fair value of derivative financial instrument asset	0	0
Accounts Payable and Accrued Liabilities
Fair value of derivative financial instruments
Fair value of derivative financial instrument liability	1,602,000	$ 58,000
Designated as a hedge | Interest Rate Swap, Maturity Date April 1, 2022
Interest Rate Derivatives
Notional amount	$ 1,559,000
Rate (as a percent)	5.25%
Designated as a hedge | Interest Rate Swap, Maturity Date September 19, 2026
Interest Rate Derivatives
Notional amount	$ 27,000,000
Rate (as a percent)	4.05%
Designated as a hedge | Interest Rate Swap, Maturity Date May 6, 2023
Interest Rate Derivatives
Notional amount	$ 26,400,000
Rate (as a percent)	3.61%
Scenario, Forecast
Effect of derivative financial instrument on the consolidated statements of comprehensive (loss) income
Estimated amount to be reclassified from other comprehensive income as an increase to interest expense				$ 502,000